Quarterly Holdings Report
for
Fidelity® Digital Health ETF
September 30, 2025
DHE-NPRT1-1125
1.9903840.103
Common Stocks - 99.9%
	Shares	Value ($)
AUSTRALIA - 4.9%
Health Care - 3.4%
Health Care Technology - 3.4%
Pro Medicus Ltd	1,441	294,424
Information Technology - 1.5%
Software - 1.5%
Catapult Sports Ltd (a)	27,781	126,674
TOTAL AUSTRALIA		421,098
CHINA - 8.1%
Consumer Staples - 7.1%
Consumer Staples Distribution & Retail - 7.1%
Alibaba Health Information Technology Ltd (a)	242,000	207,151
JD Health International Inc (a)(b)(c)	31,150	266,243
Ping An Healthcare and Technology Co Ltd (b)(c)	56,800	133,670
		607,064
Health Care - 1.0%
Health Care Technology - 1.0%
Yidu Tech Inc (a)(b)(c)	104,100	88,307
TOTAL CHINA		695,371
GERMANY - 3.9%
Health Care - 3.9%
Health Care Equipment & Supplies - 3.9%
Siemens Healthineers AG (b)(c)	6,177	334,012
JAPAN - 2.7%
Health Care - 2.7%
Health Care Equipment & Supplies - 1.6%
Nihon Kohden Corp	12,300	140,794
Health Care Technology - 1.1%
JMDC Inc	3,300	100,105
TOTAL JAPAN		240,899
NETHERLANDS - 5.8%
Consumer Staples - 1.5%
Consumer Staples Distribution & Retail - 1.5%
Redcare Pharmacy NV (a)(b)(c)	1,474	127,558
Health Care - 4.3%
Health Care Equipment & Supplies - 4.3%
Koninklijke Philips NV	13,808	373,810
TOTAL NETHERLANDS		501,368
NEW ZEALAND - 3.5%
Health Care - 3.5%
Health Care Equipment & Supplies - 3.5%
Fisher & Paykel Healthcare Corp Ltd	13,908	299,204
SWEDEN - 3.4%
Health Care - 3.4%
Health Care Technology - 3.4%
RaySearch Laboratories AB B Shares	3,789	101,522
Sectra AB B Shares	5,767	191,435

TOTAL SWEDEN		292,957
SWITZERLAND - 0.8%
Consumer Staples - 0.8%
Consumer Staples Distribution & Retail - 0.8%
DocMorris AG (a)	10,265	75,859
UNITED STATES - 66.8%
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Guardian Pharmacy Services Inc Class A (a)	2,909	76,303
Health Care - 61.4%
Health Care Equipment & Supplies - 30.6%
ClearPoint Neuro Inc (a)	6,254	136,275
Delcath Systems Inc (a)	6,417	68,983
Dexcom Inc (a)	4,822	324,472
GE HealthCare Technologies Inc	5,244	393,825
Inspire Medical Systems Inc (a)	1,805	133,931
Insulet Corp (a)	1,124	347,013
Intuitive Surgical Inc (a)	855	382,382
iRhythm Technologies Inc (a)	1,195	205,528
Masimo Corp (a)	1,588	234,309
Novocure Ltd (a)	9,784	126,409
Omnicell Inc (a)	3,887	118,359
Senseonics Holdings Inc (a)	162,107	70,646
Tandem Diabetes Care Inc (a)	8,167	99,147
		2,641,279
Health Care Providers & Services - 11.1%
Astrana Health Inc (a)	3,888	110,225
Cigna Group/The	570	164,303
CorVel Corp (a)	1,762	136,414
Hims & Hers Health Inc Class A (a)	5,524	313,321
Premier Inc Class A	5,584	155,235
Talkspace Inc Class A (a)	28,404	78,395
		957,893
Health Care Technology - 19.7%
Claritev Corp Class A (a)	1,176	62,422
Doximity Inc Class A (a)	3,834	280,457
Evolent Health Inc Class A (a)	11,575	97,925
GoodRx Holdings Inc Class A (a)	17,672	74,753
Health Catalyst Inc (a)	19,107	54,455
HealthStream Inc	3,334	94,152
LifeMD Inc (a)	10,329	70,134
OptimizeRx Corp (a)	3,748	76,834
Phreesia Inc (a)	4,334	101,936
Teladoc Health Inc (a)	15,941	123,224
TruBridge Inc (a)	3,218	64,907
Veeva Systems Inc Class A (a)	1,439	428,692
Waystar Holding Corp (a)	4,447	168,630
		1,698,521
TOTAL HEALTH CARE		5,297,693

Industrials - 2.4%
Professional Services - 2.4%
Maximus Inc	2,312	211,247
Information Technology - 2.1%
Technology Hardware, Storage & Peripherals - 2.1%
Apple Inc	721	183,588
TOTAL UNITED STATES		5,768,831
TOTAL COMMON STOCKS (Cost $7,734,402)		8,629,599

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $7,734,402)	8,629,599
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,861
NET ASSETS - 100.0%	8,635,460

Legend

(a)	Non-income producing.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $949,790 or 11.0% of net assets.

(c)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $949,790 or 11.0% of net assets.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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